Share capital (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2022	399,177,640	4,808	154,051
Shares issued during the year	215,000	0	85
Shares bought back, held as treasury stock*	(26,354,973)	—	—
As at April 1, 2023	373,037,667	4,808	154,136
Shares issued during the year	280,940	0	17
Shares bought back, held as treasury stock*	(10,688,015)	(0)	—
As at March 31, 2024	362,630,592	4,808	154,153
Shares issued during the year	138,553	0	51
As at March 31, 2025 (INR)	362,769,145	4,808	154,204
As at March 31, 2025 (USD)	362,769,145	56	1,805

*Capital Reduction and Share Repurchase Program